Acquisition of Sri Sai Cable and Broadband Private Limieted	6 Months Ended	12 Months Ended
	Sep. 30, 2023	Mar. 31, 2023
Acquisition of Sri Sai Cable and Broadband Private Limieted [Abstract]
ACQUISITION OF SRI SAI CABLE AND BROADBAND PRIVATE LIMIETED

NOTE 20 — ACQUISITION OF SRI SAI CABLE AND BROADBAND PRIVATE LIMIETED

The Group has acquired 51% of Sri Sai (Refer Note 19 and Note 20), as part of the earlier arrangement and has correspondingly modified its earlier arrangement with the erstwhile partner, in terms of the residuary transaction. Based on the consultation with the accounting expert and the legal counsel, the Board has concluded that the effective date for acquisition of Sri Sai and the modification effects of the earlier arrangement would take place on April 1, 2022.

On March 7, 2023, the Board of Sri Sai approved the Deed of Assignment and executed the Share Purchase Agreement dated March 27, 2023 for the acquisition of 51% equity share of Sri Sai for a consideration of $10 million. Due to regulatory requirements, the Group has directly acquired 49% and has, in a fiduciary capacity, reserved 2% equity shares of Sri Sai with Mr. Nimish Pandya, an Indian resident from regulatory perspective and brother of Dharmesh Pandya. The control that the company has obtained and gained remains unaffected.

The Group assumed control in Sri Sai from 1 April 2022 (Refer Note 19). The purchase costs paid under the terms of the executed agreements.

Calculation of Goodwill upon Acquisition	(USD)
Consideration transferred	$2,500,000
Add: Non-controlling interest – 49%	1,768,961
Less: Sri Sai Net Assets	3,610,124
Goodwill	$658,837

With this acquisition, the Group expects to increase its market share in India in Media and Internet Services market. Details of the business combination are as follows:

		(In Us $)
Amount settled in cash		$2,500,000
Proportionate value of Non-controlling interest in Sri Sai		1,768,961
Total		4,268,961

Recognized amounts of identifiable net assets:
Property and equipment	7,428,382
Intangible assets	339,493
Deposits	837,605
Non-current loans and advances	344,818
Trade and other receivables	2,260,797
Cash and cash equivalents	432,138
Deferred tax assets	1,283,882
Other current assets	(295,216)
Borrowings	(11,788)
Other liabilities	(65,115)
Trade and other payables	(8,944,872)
Net identifiable assets and liabilities		3,610,124
Goodwill		$658,837

Non-controlling interest in Sri Sai

The non-controlling interest in Sri Sai is measured at the proportionate value of net assets at the acquisition date.

Goodwill

Goodwill recognized on the acquisition relates to the expected growth, cost synergies and the value of Sri Sai’s workforce which cannot be separately recognized as an intangible asset. This goodwill has been allocated to the Group’s wholesale segment and is not expected to be deductible for tax purposes.

Changes in Goodwill (Gross Carrying Amount)	(USD)
Balance at 31 March 2022	$—
Acquired through business combination	658,837
Net exchange differences	78,898
Balance at 30 September 2022	$737,735
Changes in Goodwill (Gross Carrying Amount)	(USD)
Balance at 31 March 2022	$—
Acquired through business combination	658,837
Net exchange differences	73,945
Balance at 31 March 2023	$732,782
Acquired through business combination	—
Net exchange differences	(8,828)
Balance at 30 September 2023	$723,954

Sri Sai has contributed to the Group’s revenues by $96,60,631 and profit by $204,123 for the six months ended September 30, 2023. For the period ended September 30, 2022, it contributed to the Group’s revenue by $97,71,495 and profit by $6,14,027.

The Company has also agreed to infuse capital investment of $7.5 million, by subscribing to Compulsorily Convertible Debentures issued by Sri Sai. The amount would be utilized for expansion of the Sri Sai business and for development of IPTV business.

NOTE 23B — ACQUISITION OF SRI SAI CABLE AND BROADBAND PRIVATE LIMITED

The Group has acquired 51% of Sri Sai (Refer Note 23A), as part of the earlier arrangement and has correspondingly modified its earlier arrangement with the erstwhile partner, in terms of the residuary transaction. Based on the consultation with the accounting expert and the legal counsel, the Board has concluded that the effective date for acquisition of Sri Sai and the modification effects of the earlier arrangement would take place on April 1, 2022.

On March 7, 2023, the Board of Sri Sai approved the Deed of Assignment and executed the Share Purchase Agreement dated March 27, 2023 for the acquisition of 51% equity share of Sri Sai for a consideration of $10 million. Due to regulatory requirements, the Group has directly acquired 49% and has, in a fiduciary capacity, reserved 2% equity shares of Sri Sai with Mr. Nimish Pandya, an Indian resident from regulatory perspective and brother of Dharmesh Pandya. The control that the company has obtained and gained remains unaffected.

The Group assumed control in Sri Sai from 1 April 2022 (Refer Note 23). The purchase costs paid under the terms of the executed agreements.

Calculation of Goodwill upon Acquisition	(USD)
Consideration transferred	$2,500,000
Add: Non-controlling interest – 49%	1,768,961
Less: Sri Sai Net Assets	3,610,124
Goodwill	$658,837

With this acquisition, the Group expects to increase its market share in India in Media and Internet Services market. It is clarified that the identifiable assets acquired and the liabilities assumed at their acquisition date of April 1, 2022, were measured at fair values. Details of the business combination are as follows:

	USD	USD
Amount settled in cash		2,500,000
Proportionate value of non-controlling interest in Sri Sai		1,768,961
Total		4,268,961

Net identifiable assets and liabilities
Property plant and equipment	7,429,350
Intangible assets	339,539
Capital work in progress	837,605
Non-current loans and advances	555,777
Trade receivables	2,260,797
Cash and cash equivalents	432,195
Other current assets	1,283,882
Deferred tax liabilities	(295,216)
Borrowings	(11,788)
Other liabilities	(65,115)
Trade and other payables	(9,156,901)
Net identifiable assets and liabilities		3,610,124
Goodwill		658,837

Non-controlling interest in Sri Sai

The non-controlling interest in Sri Sai is measured at the proportionate value of net assets at the acquisition date.

Goodwill

Goodwill recognized on the acquisition relates to the expected growth, cost synergies and the value of Sri Sai’s workforce which cannot be separately recognized as an intangible asset. This goodwill has been allocated to the Group’s wholesale segment and is not expected to be deductible for tax purposes.

Changes in Goodwill (Gross Carrying Amount)	(USD)
Balance at 31 March 2022	$—
Acquired through business combination	658,837
Net exchange differences	73,945
Balance at 31 March 2023	$732,782

Sri Sai has contributed to the Group’s revenues by $ 19,008,182 and profit by 1,908,260, since acquisition.

The Company has also agreed to infuse capital investment of $7.5 mn, by subscribing to Compulsorily Convertible Debentures issued by Sri Sai. The amount would be utilized for expansion of the Sri Sai business and for development of IPTV business.